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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23583

Primark Private Equity Investments Fund

(Exact name of registrant as specified in charter)

260 N. Josephine Street, 6th Floor, Denver, Colorado	80206
(Address of principal executive offices)	(Zip code)

Gregory C. Davis

Paulita A. Pike

Ropes & Gray LLP, Three Embarcadero Center, San Francisco, CA 94111-4006

(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 802-8500

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Primark Private Equity Investments Fund

Semi-Annual Report
September 30, 2020
(Unaudited)

TABLE OF CONTENTS

Shareholder Letter	1
Schedule of Investments	3
Statement of Assets and Liabilities	4
Statement of Operations	5
Statement of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Approval of Investment Management Agreement	19
Other Information	21

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at 1-877-792-0924 or, if you own these shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-877-792-0924. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held with the Fund complex or at your financial intermediary.

PRIMARK PRIVATE EQUITY INVESTMENTS FUND Shareholder Letter September 30, 2020 (Unaudited)

Dear Shareholder,

Primark Capital is pleased to provide the semi-annual financial statements for the Primark Private Equity Investments Fund (the “Fund”) for the six months ended September 30, 2020. The Fund was launched in August of 2020.

The Fund is the first registered interval fund to bring direct private equity investment opportunities to individuals that meet certain investment minimums, including clients of investment fiduciaries such as registered investment advisers.

Under typical market conditions, we will invest at least 80% of the Fund’s net assets, plus any borrowing for investment purposes, in private equity investments, including:

●	investments in the equity of private operating companies;

●	primary and secondary investments in private equity funds managed by third-party managers; and

●

investments in publicly listed companies that pursue the business of private equity investing (including listed private equity companies, listed funds of funds, business development companies, special purpose acquisition companies, alternative asset managers, holding companies, investment trusts, closed-end funds, financial institutions and other vehicles whose primary purpose is to invest in, lend capital to or provide services to privately held companies).

Asset allocation and investment selection will be guided by our rigorous investment analysis, which takes into account changes in the market environment.

We seek to earn superior risk-adjusted returns by allocating investments among the segments and opportunities within the private equity market that we believe offer the most attractive relative value at a given point in time. We believe that this investment strategy will capitalize on the diverse, dynamic nature of the private equity industry, resulting in a favorable return pattern relative to funds-of-funds and vehicles that focus solely on a narrow segment of the market, such as publicly traded private equity.

We intend to provide Shareholders with asset allocation services and access to private equity investments that are typically available only to large institutional investors, thereby offering an opportunity to increase the efficiency of retail investor portfolios that currently lack private equity exposure.

The principal elements of the Fund’s investment strategy include: well-established sourcing relationships for investment opportunities; selecting the investments that we believe offer superior relative value; allocating the assets of the Fund across the broad private equity market; managing the Fund’s investment level and liquidity; and managing risk through ongoing monitoring of the portfolio.

●

Access. In many segments of the private equity market, it is not enough to identify promising investments – access is also required. We will seek to provide Shareholders with access to investments through well-established sourcing relationships that may be unavailable to the investing public due to resource requirements, regulatory restrictions, and high investment minimums.

●

Rigorous Investment Analysis. Changing market conditions can dramatically affect the attractiveness of different segments within the overall private equity market. Based on our ongoing review of developments in the private equity industry, we will attempt to identify and overweight the segments that we believe offer the most attractive investment opportunities.

●

Asset Allocation. Just as in public equity markets, asset allocation across private equity market segments is a cornerstone of long-term portfolio performance. Our portfolio plan will seek to benefit from long-term allocation of investments through exposure to different industry sectors, geographic markets, investment types and vintage years.

Semi-Annual Report Dated September 30, 2020	1

PRIMARK PRIVATE EQUITY INVESTMENTS FUND Shareholder Letter September 30, 2020 (Unaudited) (Continued)

●

Risk Management. The long-term nature of private equity investments requires a commitment to ongoing risk management. We will seek to maintain close contact with the portfolio companies that we invest in, and to monitor the performance of individual investments by tracking operating information and other pertinent details.

At this point in the economic cycle, we believe that owning private equity assets is critically important.

We believe private equity markets in the US market and beyond have been very resilient outside of certain sectors that have been materially impacted by COVID-19. Private equity firms that rely upon portfolio company investments in which people frequent physical locations (entertainment, shopping, dining, travel, hospitality/leisure, commercial office space, etc.) could have meaningful challenges. How much of a challenge and how long it will take to work out is anyone’s guess. The net impact is that some private equity firms could be distracted for a while. Private equity investors may never again deploy as much capital in selected areas such as gaming, travel, and related hospitality industries. However, we believe that things often get overdone to the downside and large capital pools have been raised by many of the most recognized private equity firms to take advantage of troubled businesses and select real estate assets including office and hospitality.

On the other end of the spectrum, in our opinion, any businesses that have experienced an accelerated shift to online commerce, or businesses in the healthcare or business services industries have hugely benefited by an uplift in valuation multiples and numerous private transactions for growth funding or private equity buyout transactions.

We believe the disconnect in the public and private markets have created an optimum investing environment for focused private equity firms that are not burdened with an existing portfolio of troubled assets.

Regardless of the introduction of a COVID-19 vaccine, we believe this ongoing trend for private transactions has “pulled forward” investment by at least 3-5 years and will continue.

We expect that the desire for companies to go or remain public, more efficient price discovery and continued larger allocations and flows into private equity in this low interest rate environment will continue to benefit private equity firms and their investors.

Diversification is a key reason many advisers choose to add private market investment to portfolios, and while there are many different statistics one can use to measure diversification, we believe the only measure that really matters, especially to clients, is delivering superior risk adjusted returns. We believe that the Fund is well positioned to deliver attractive returns and to provide that diversification our shareholders are looking for. On behalf of the entire Primark Capital team, I would like to thank you for your continued support of the Fund.

Sincerely,

President and Trustee
Primark Private Equity Investments Fund

2	PRIMARK PRIVATE EQUITY INVESTMENTS FUND

PRIMARK PRIVATE EQUITY INVESTMENTS FUND Schedule of Investments September 30, 2020 (Unaudited)

CLOSED-END FUNDS — 33.1%	Shares	Value
Apax Global Alpha Ltd.	2,179	$4,366
HarbourVest Global Private Equity Ltd. (a)	355	7,619
HBM Healthcare Investments AG (a)	13	3,820
HgCapital Trust plc	1,716	6,256
Princess Private Equity Holding Ltd.	400	4,808
Standard Life Private Equity Trust plc	1,641	6,789
TOTAL CLOSED-END FUNDS (Cost $33,136)		$33,658

COMMON STOCKS — 16.9%	Shares	Value
FINANCIALS — 16.9%
ASSET MANAGEMENT — 16.9%
3i Group plc	502	$6,468
AURELIUS Equity Opportunities SE & Company KGaA (a)	179	2,909
Onex Corporation	108	4,803
Wendel SE (a)	33	2,997
TOTAL COMMON STOCKS (Cost $16,966)		$17,177

TOTAL INVESTMENTS AT VALUE — 50.0% (Cost $50,102)		$50,835

OTHER ASSETS IN EXCESS OF LIABILITIES — 50.0%		50,888

NET ASSETS — 100.0%		$101,723

(a)	Non-income producing security.

AG – Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

KGaA – Kommanditgesellschaft Auf Aktien is a German corporate designation standing for partnership limited by shares.

plc – public limited company

SE – Societas Europaea is a European public company.

ASSET ALLOCATION (% of Net Assets)

See accompanying notes to financial statements.

Semi-Annual Report Dated September 30, 2020	3

PRIMARK PRIVATE EQUITY INVESTMENTS FUND Statement of Assets and Liabilities September 30, 2020 (Unaudited)

ASSETS
Investments:
At cost	$50,102
At value (Note 2)	$50,835
Cash (Note 2)	50,963
Dividends and interest receivable	118
Receivable from Adviser (Note 4)	7,201
Prepaid expenses	33,376
TOTAL ASSETS	142,493

LIABILITIES
Payable to administrator (Note 4)	8,340
Accrued professional fees	20,000
Accrued shareholder servicing fees (Note 5)	10
Other accrued expenses	12,420
TOTAL LIABILITIES	40,770

NET ASSETS	$101,723

NET ASSETS CONSIST OF:
Paid-in capital	$101,000
Accumulated earnings	723
NET ASSETS	$101,723

PRICING OF CLASS I SHARES
Net assets applicable to Class I Shares	$101,723
Shares of Class I Shares outstanding (no par value, unlimited number of shares authorized)	10,100
Net asset value, offering and redemption price per share(a) (Note 2)	$10.07

(a)	Early repurchase fee may apply to tender of shares held for less than one year (Note 1).

See accompanying notes to financial statements.

4	PRIMARK PRIVATE EQUITY INVESTMENTS FUND

PRIMARK PRIVATE EQUITY INVESTMENTS FUND Statement of Operations For the Period Ended September 30, 2020 (a)(Unaudited)

INVESTMENT INCOME
Dividends	$112
Interest	4
Total investment income	116

EXPENSES
Legal fees	10,000
Audit and tax services fees	10,000
Administration fees (Note 4)	6,670
Insurance expense	6,670
Compliance fees (Note 4)	2,500
Trustees’ fees (Note 4)	2,000
Transfer agent fees, Class I (Note 4)	1,670
Custodian fees	1,000
Investment management fees (Note 4)	144
Shareholder servicing fees, Class I (Note 5)	10
Other expenses	250
TOTAL EXPENSES	40,914
Investment management fees reduced and expense reimbursements by the Adviser (Note 4)	(40,721)
NET EXPENSES	193

NET INVESTMENT LOSS	(77)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains from foreign currency transactions (Note 2)	65
Net change in unrealized appreciation on:
Investments	733
Foreign currency translation (Note 2)	2
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	800

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$723

(a)	Represents the period from the commencement of operations (August 26, 2020) through September 30, 2020.

See accompanying notes to financial statements.

Semi-Annual Report Dated September 30, 2020	5

PRIMARK PRIVATE EQUITY INVESTMENTS FUND Statement of Changes in Net Assets

Period Ended September 30, 2020 (a) (Unaudited)
FROM OPERATIONS
Net investment loss	$(77)
Net realized gains from foreign currency transactions	65
Net change in unrealized appreciation on investments and foreign currency translation	735
Net increase in net assets resulting from operations	723

TOTAL INCREASE IN NET ASSETS	723

NET ASSETS
Beginning of period	101,000
End of period	$101,723

CAPITAL SHARE ACTIVITY
Class I
Shares outstanding, beginning of period	10,100
Shares outstanding, end of period	10,100

(a)	Represents the period from the commencement of operations (August 26, 2020) through September 30, 2020.

See accompanying notes to financial statements.

6	PRIMARK PRIVATE EQUITY INVESTMENTS FUND

PRIMARK PRIVATE EQUITY INVESTMENTS FUND CLASS I SHARES Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

	Period Ended September 30, 2020 (a) (Unaudited)
Net asset value at beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss (b)	(0.01	)(c)
Net realized and unrealized gains on investments	0.08
Total from investment operations	0.07

Net asset value at end of period	$10.07

Total return (d)	0.70	%(e)

Net assets at end of period	$101,723

Ratios/supplementary data:
Ratio of total expenses to average net assets (f)	424.44	%(g)
Ratio of net expenses to average net assets (f) (h)	2.00	%(g)
Ratio of net investment loss to average net assets (b) (h)	(0.80	%)(g)
Portfolio turnover rate	0	%(e)

(a)	Represents the period from the commencement of operations (August 26, 2020) through September 30, 2020.

(b)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.

(c)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(d)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The return would have been lower if certain expenses had not been waived or reimbursed by the Adviser.

(e)	Not annualized.

(f)	Ratio does not include expenses of the investment companies in which the Fund invests.

(g)	Annualized.

(h)	Ratio was determined after management fees waived and expense reimbursements (Note 4).

See accompanying notes to financial statements.

Semi-Annual Report Dated September 30, 2020	7

PRIMARK PRIVATE EQUITY INVESTMENTS FUND Notes to Financial Statements September 30, 2020 (Unaudited)

1. Organization

Primark Private Equity Investments Fund (the “Fund”) is organized as a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act. The Fund’s investment objective is to generate long-term capital appreciation, consistent with prudent investment management. Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowing for investment purposes, in private equity investments, including: (i) investments in the equity of private operating companies; (ii) primary and secondary investments in private equity funds managed by third-party managers; and (iii) investments in publicly listed companies that pursue the business of private equity investing, including listed private equity companies, listed funds of funds, business development companies, special purpose acquisition companies, alternative asset managers, holding companies, investment trusts, closed-end funds, financial institutions and other vehicles whose primary purpose is to invest in, lend capital to or provide services to privately held companies. The Fund will also invest in short-term investments, including money market funds, short-term treasuries and other liquid investment vehicles. On August 4, 2020, 10,100 total shares of Class I Shares of the Fund were issued for cash, at $10.00 per share, to Primark Advisors LLC (the “Adviser”), the investment adviser to the Fund, and Michael Bell, Adam Goldman and Mark Sunderhuse, each a Managing Director of the Adviser. The Fund commenced operations on August 26, 2020.

The Fund currently offers one class of shares: Class I Shares (sold without any sales loads, but subject to shareholder servicing fees of up to 0.10% of the average daily net assets of Class I and subject to a $1,000,000 initial investment minimum). As of September 30, 2020, Class II shares (to be sold without any sales loads, but subject to distribution and/or shareholder servicing fees of up to 0.25% of the average daily net assets of Class II and subject to a $50,000 initial investment minimum) and Class III shares (to be sold without any sale loads or distribution fees and subject to a $25,000,000 initial investment minimum) are not currently offered. When all classes are offered, each class of shares will have identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, and exchange privileges of each class of shares.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies.

Basis of Presentation and Use of Estimates – The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

Valuation of Securities –- The Fund calculates the NAV of each class of shares of the Fund as of the close of business on each business day (each, a “Determination Date”). In determining the NAV of each class of shares, the Fund values its investments as of the relevant Determination Date. The NAV of each class of the Fund equals the value of the total assets of the class, less all of the liabilities attributable to the class, including accrued fees and expenses, each determined as of the relevant Determination Date.

The Board has approved valuation procedures for the Fund (the “Valuation Procedures”) and has appointed a separate valuation committee (the “Fair Value Committee”) and delegated to the Fair Value Committee the responsibility to determine the fair value of the Fund’s investments. The Fair Value Committee oversees the implementation of the Valuation Procedures and may consult with representatives from the Fund’s outside legal counsel or other third-party consultants in their discussions and deliberations.

8	PRIMARK PRIVATE EQUITY INVESTMENTS FUND

PRIMARK PRIVATE EQUITY INVESTMENTS FUND NOTES TO FINANCIAL STATEMENTS September 30, 2020 (Unaudited) (Continued)

The Adviser assists the Fair Value Committee in making valuation determinations, provides primary day-to-day oversight of valuation of the Fund’s investments and acts in accordance with the Valuation Procedures as developed and approved by the Board. The valuation of the Fund’s investments is performed in accordance with FASB’s Accounting Standards Codification 820, Fair Value Measurements and Disclosures.

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange are valued based on their respective market price.

Debt instruments for which market quotations are readily available are typically valued based on such market quotations. In validating market quotations, the Valuation Committee considers different factors such as the source and the nature of the quotation in order to determine whether the quotation represents fair value. The Valuation Committee makes use of reputable financial information providers in order to obtain the relevant quotations.

For debt and equity securities which are not publicly traded or for which market prices are not readily available (unquoted investments) the fair value is determined in good faith. In determining the fair values of these investments, the Fair Value Committee typically applies widely recognized market and income valuation methodologies including, but not limited to, earnings and multiple analysis, discounted cash flow method and third-party valuations. In order to determine a fair value, these methods are applied to the latest information provided by the underlying portfolio companies or other business counterparties.

Due to the inherent uncertainty in determining the fair value of investments for which market values are not readily available, the fair values of these investments may fluctuate from period to period. In addition, such fair value may differ materially from the values that may have been used had a ready market existed for such investments and may significantly differ from the value ultimately realized by the Fund.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. Dollars using foreign exchange rates provided by a recognized pricing service.

Primary and secondary investments in private equity funds (“Portfolio Funds”) are generally valued based on the latest NAV reported by the Portfolio Fund Manager. If the NAV of an investment in a Portfolio Fund is not available at the time the Fund is calculating its NAV, the Fair Value Committee will consider any cash flows since the reference date of the last NAV reported by the Portfolio Fund Manager by (i) adding the nominal amount of the investment related capital calls and (ii) deducting the nominal amount of investment related distributions from the last NAV reported by the Portfolio Fund Manager.

In addition to tracking the NAV plus related cash flows of such Portfolio Funds, the Fair Value Committee also intends to track relevant broad-based and issuer (or fund) specific valuation information relating to the assets held by each Portfolio Fund that is reasonably available at the time the Fund values its investments. The Fair Value Committee will consider such information and may conclude in certain circumstances that the information provided by the Portfolio Fund Manager does not represent the fair value of a particular asset held by a Portfolio Fund. If the Fair Value Committee concludes in good faith that the latest NAV reported by a Portfolio Fund Manager does not represent fair value (e.g., there is more current information regarding a portfolio asset which significantly changes its fair value), the Fair Value Committee will make a corresponding adjustment to reflect the current fair value of such asset within such Portfolio Fund. In determining the fair value of assets held by Portfolio Funds, the Fair Value Committee applies valuation methodologies as outlined above.

U.S. GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurement.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical assets

Semi-Annual Report Dated September 30, 2020	9

PRIMARK PRIVATE EQUITY INVESTMENTS FUND NOTES TO FINANCIAL STATEMENTS September 30, 2020 (Unaudited) (Continued)

●	Level 2 – other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments, by security type, as of September 30, 2020:

Investments in Securities	Level 1	Level 2	Level 3	Total
Closed-End Funds	$33,658	$—	$—	$33,658
Common Stocks	17,177	—	—	17,177
Total	$50,835	$—	$—	$50,835

The Fund did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended September 30, 2020.

Foreign Currency Translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

C.

The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

Share Valuation – The NAV per share of each class of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class, except that a 2.00% early repurchase fee may be charged as discussed in Note 1.

Investment Income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends have been recorded for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

10	PRIMARK PRIVATE EQUITY INVESTMENTS FUND

PRIMARK PRIVATE EQUITY INVESTMENTS FUND NOTES TO FINANCIAL STATEMENTS September 30, 2020 (Unaudited) (Continued)

Investment Transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investment securities sold are determined on a specific identification basis.

Distributions to Shareholders – Distributions to shareholders arising from net investment and net realized capital gains, if any, are declared and paid annually to shareholders. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. There were no distributions paid to shareholders during the period ended September 30, 2020.

Federal Income Tax – The Fund intends to elect to be treated as a registered investment company (“RIC”) for U.S. federal income tax purposes, and it further intends to elect to be treated, and expects each year to qualify as a RIC for U.S. federal income tax purposes. As such, the Fund generally will not be subject to U.S. federal corporate income tax, provided that it distributes all of its net taxable income and gains each year.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The Fund has selected a tax year end of September 30. The following information is computed on a tax basis for each item as of September 30, 2020:

Cost of portfolio investments	$51,103
Gross unrealized appreciation	$10
Gross unrealized depreciation	(278)
Net unrealized depreciation	(268)
Net unrealized appreciation on foreign currency translation	2
Undistributed ordinary income	989
Accumulated earnings	$723

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and U.S. GAAP. These “book/tax” differences are temporary in nature and are primarily due to holdings classified as passive foreign investment companies (“PFICs”).

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions and concluded that no provision for unrecognized tax benefits or expenses should be recorded related to uncertain tax positions taken in the Fund’s current tax year.

During the period ended September 30, 2020, the Fund did not incur any taxes, interest or penalties. Generally, tax authorities can examine tax returns filed during the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the period ended September 30, 2020, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $50,102 and $0, respectively.

Semi-Annual Report Dated September 30, 2020	11

PRIMARK PRIVATE EQUITY INVESTMENTS FUND NOTES TO FINANCIAL STATEMENTS September 30, 2020 (Unaudited) (Continued)

4. Transactions with Related Parties and Other Service Providers

A Trustee and certain officers of the Fund are affiliated with the Adviser, or Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s administrator, transfer agent and fund accounting agent.

Employees of PINE Advisor Solutions, LLC (“PINE”) serve as officers of the Fund. PINE receives a monthly fee for the services provided to the Fund. The Fund also reimburses PINE for certain out-of-pocket expenses incurred on the Fund’s behalf.

Investment Management Agreement

Under the terms of the Investment Management Agreement between the Fund and the Adviser, the Adviser manages the Fund’s investments subject to oversight by the Board. The Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 1.50% of the average daily net assets of the Fund. The Adviser may but is not obligated to waive up to 0.50% of the Management Fee on cash and cash equivalents held in the Fund from time to time.

The Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Adviser has agreed to reduce the Management Fee payable to it (but not below zero), and to pay any operating expenses of the Fund, to the extent necessary to limit the operating expenses of the Fund, excluding certain “Excluded Expenses” listed below, to the annual rate of 2.00%, 2.25% and 1.60% of the average daily net assets of Class I, Class II and Class III shares of the Fund (the “Expense Cap”), respectively. Excluded Expenses that are not covered by the Expense Cap include: brokerage commissions and other similar transactional expenses, interest (including interest incurred on borrowed funds and interest incurred in connection with bank and custody overdrafts), other borrowing costs and fees including interest and commitment fees, taxes, acquired fund fees and expenses, litigation and indemnification expenses, judgments, and extraordinary expenses. Pursuant to the agreement, the Adviser did not collect any of its investment management fees and, in addition, reimbursed other operating expenses of $40,577 during the period ended September 30, 2020.

If the Adviser waives its Management Fee or pays any operating expenses of the Fund pursuant to the Expense Cap, the Adviser may, for a period ending three years after the end of the month in which such fees or expenses are waived or incurred, recoup amounts waived or incurred to the extent such recoupment does not cause the Fund’s operating expense ratio (after recoupment and excluding the Excluded Expenses) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, and (b) the expense limit in effect at the time of the recoupment. The Expense Limitation Agreement is expected to continue in effect through July 31, 2022, and will renew automatically for successive periods of one year thereafter, unless written notice of termination is provided by the Adviser to the Fund not less than 10 days prior to the end of the then-current term. The Board may terminate the Expense Limitation Agreement at any time on not less than ten (10) days’ prior notice to the Adviser, and the Expense Limitation Agreement may be amended at any time only with the consent of both the Adviser and the Board. As of September 30, 2020, the Adviser may seek repayment of investment advisory fees and expense reimbursements no later than the date below:

September 30, 2023	$40,721

Master Services Agreement and Compliance Consulting Agreement

Ultimus provides certain administrative, accounting and transfer agency services to the Fund pursuant to a Master Services Agreement between the Fund and Ultimus (the “Master Services Agreement”) and Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides compliance services to the Fund pursuant to a Compliance Services Consulting Agreement. For its services, the Fund pays Ultimus a fee and separate fixed fees to make certain filings and pays NLCS for supplying the Fund’s Chief Compliance Officer and related compliance services. The Fund also reimburses Ultimus and NLCS for certain out-of-pocket expenses incurred on the Fund’s behalf. The fees are accrued and paid monthly by the Fund and the administrative fees are based on the average net assets for the prior month and subject to monthly minimums.

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PRIMARK PRIVATE EQUITY INVESTMENTS FUND NOTES TO FINANCIAL STATEMENTS September 30, 2020 (Unaudited) (Continued)

Distribution Agreement

Pursuant to a Distribution Agreement, the Fund continuously offers the Class I shares at their net asset value per share through Foreside Fund Services, LLC, the principal underwriter and distributor of the shares (the “Distributor”). Under the Fund’s Distribution Agreement, the Distributor is also responsible for entering into agreements with broker-dealers or other financial intermediaries to assist in the distribution of the shares, reviewing the Fund’s proposed advertising materials and sales literature and making certain filings with regulators. For these services, the Distributor receives an annual fee from the Adviser. The Adviser is also responsible for paying any out-of-pocket expenses incurred by the Distributor in providing services under the Distribution Agreement.

Trustee Compensation

In consideration of the services rendered by those Trustees who are not “interested persons” (as defined in Section 2(a)19 of the 1940 Act) of the Trust (“Independent Trustees”), the Fund pays each Independent Trustee an amount of $2,500 per meeting. Trustees that are interested persons will not be compensated by the Fund. The Trustees do not receive any pension or retirement benefits.

5. Shareholder Servicing Plan

The Fund operates a Shareholder Servicing Plan (the “Plan”) with respect to Class I Shares. The Shareholder Servicing Plan will allow the Fund to pay shareholder servicing fees in respect of shareholders holding Class I Shares. Under the Plan, the Fund will be permitted to pay as compensation to qualified recipients up to 0.10% on an annualized basis of the aggregate net assets of the Fund attributable to Class I Shares (the “Shareholder Servicing Fee”). Class II Shares and Class III Shares are not subject to the Shareholder Servicing Fee. During the period ended September 30, 2020, the total expenses incurred pursuant to the Plan were $10.

6. Risk Factors

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. The following list is not intended to be a comprehensive listing of all the potential risks associated with the Fund. The Fund’s prospectus provides further details regarding the Fund’s risks and considerations.

Market Disruption and Geopolitical Risk. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as the spread of infectious illness or other public health issues, including widespread epidemics or pandemics such as the COVID-19 outbreak in 2020, and systemic market dislocations can be highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of Fund Investments.

The COVID-19 outbreak in 2020 has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets

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PRIMARK PRIVATE EQUITY INVESTMENTS FUND NOTES TO FINANCIAL STATEMENTS September 30, 2020 (Unaudited) (Continued)

generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Private Equity Investments, the Fund and a Shareholder’s investment in the Fund.

Unlisted Closed-End Structure; Liquidity Limited to Quarterly Repurchases of Shares. The Fund has been organized as a non-diversified, closed-end management investment company and designed primarily for long-term investors. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares. Although the Fund will offer a limited degree of liquidity by conducting quarterly repurchase offers, a Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. There is no assurance that you will be able to tender your Shares when or in the amount that you desire. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end registered investment companies, and are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares, and should be viewed as a long-term investment.

There will be a substantial period of time between the date as of which Shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s net asset value may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that the Fund repurchase their Shares without the benefit of having current information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases.

Repurchases of Shares, if any, may be suspended, postponed or terminated by the Board under certain circumstances. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund. Also, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Shareholders unless called for under the provisions of the 1940 Act.

Concentration of Investments. Except to the extent required by applicable law and the Fund’s fundamental policies, there are no limitations imposed by the Adviser as to the amount of Fund assets that may be invested in (i) any one geography, (ii) any one Fund Investment, (iii) in a Private Equity Investment managed by a particular general partner or its affiliates, (iv) indirectly in any single industry or (v) in any issuer. In addition, a Portfolio Company’s investment portfolio may consist of a limited number of companies and may be concentrated in a particular industry area or group. Accordingly, the investment portfolio may at times be significantly concentrated, both as to managers, geographies, industries and individual companies. Such concentration could offer a greater potential for capital appreciation as well as increased risk of loss. Such concentration may also be expected to increase the volatility of the Fund’s investment portfolio. The Fund is, however, subject to the asset diversification requirements applicable to RICs.

Limited operating history of Private Equity Investments. Private Equity Investments may have limited operating histories and the information the Fund will obtain about such investments may be limited. As such, the ability of the Adviser to evaluate past performance or to validate the investment strategies of such Private Equity Investment will be limited. Moreover, even to the extent a Private Equity Investment has a longer operating history, the past investment performance of any of the Private

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PRIMARK PRIVATE EQUITY INVESTMENTS FUND NOTES TO FINANCIAL STATEMENTS September 30, 2020 (Unaudited) (Continued)

Equity Investments should not be construed as an indication of the future results of such investments or the Fund, particularly as the investment professionals responsible for the performance of such investments may change over time. This risk is related to, and enhanced by, the risks created by the fact that the Adviser relies upon information provided to it by the issuer of the securities it receives or the Portfolio Fund Managers (as applicable) that is not, and cannot be, independently verified.

Nature of Portfolio Companies. The Private Equity Investments will include direct and indirect investments in Portfolio Companies. This may include Portfolio Companies in the early phases of development, which can be highly risky due to the lack of a significant operating history. The Private Equity Investments may also include Portfolio Companies that are in a state of distress or which have a poor record, and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such Portfolio Companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such Portfolio Companies.

Investments in the Portfolio Funds generally; dependence on the Portfolio Fund Managers. Because the Fund invests in Portfolio Funds, a Shareholder’s investment in the Fund will be affected by the investment policies and decisions of the Portfolio Fund Manager of each Portfolio Fund in direct proportion to the amount of Fund assets that are invested in each Portfolio Fund. The Fund’s net asset value may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Portfolio Funds invest and the financial condition and prospects of issuers in which the Portfolio Funds invest. The success of the Fund depends upon the ability of the Portfolio Fund Managers to develop and implement strategies that achieve their investment objectives. Shareholders will not have an opportunity to evaluate the specific investments made by the Portfolio Funds or the Portfolio Fund Managers, or the terms of any such investments. In addition, the Portfolio Fund Managers could materially alter their investment strategies from time to time without notice to the Fund. There can be no assurance that the Portfolio Fund Managers will be able to select or implement successful strategies or achieve their respective investment objectives.

Valuations of Private Equity Investments; valuations subject to adjustment. The valuations reported by the Portfolio Fund Managers, based upon which the Fund determines its daily net asset value and the net asset value per Share may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Portfolio Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the Portfolio Fund Managers or revisions to the net asset value of a Portfolio Fund or direct private equity investment adversely affect the Fund’s net asset value, the outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount.

Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

The valuations of Shares may be significantly affected by numerous factors, some of which are beyond the Fund’s control and may not be directly related to the Fund’s operating performance. These factors include:

●	changes in regulatory policies or tax guidelines;

●	changes in earnings or variations in operating results;

●	changes in the value of the Private Equity Investments;

Semi-Annual Report Dated September 30, 2020	15

PRIMARK PRIVATE EQUITY INVESTMENTS FUND NOTES TO FINANCIAL STATEMENTS September 30, 2020 (Unaudited) (Continued)

●	changes in accounting guidelines governing valuation of the Private Equity Investments;

●	any shortfall in revenue or net income or any increase in losses from levels expected by investors;

●	departure of the Adviser or certain of its respective key personnel;

●	general economic trends and other external factors; and

●	loss of a major funding source.

Valuation of Private Equity Investments uncertain. Under the 1940 Act, the Fund is required to carry Private Equity Investments at market value or, if there is no readily available market value, at fair value as determined by the Adviser, in accordance with the Fund’s valuation procedures, which have been approved by the Board. There is not a public market or active secondary market for many of the securities of the privately held companies in which the Fund intends to invest. Rather, many of the Private Equity Investments may be traded on a privately negotiated over-the-counter secondary market for institutional investors. As a result, the Fund will value these securities at fair value as determined in good faith by the Adviser in accordance with the valuation procedures that have been approved by the Board.

The determination of fair value, and thus the amount of unrealized losses the Fund may incur in any year, is to a degree subjective, and the Adviser has a conflict of interest in making the determination. The Fund values these securities daily at fair value determined in good faith by the Adviser in accordance with the valuation procedures that have been approved by the Board. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Fund’s determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded securities existed. Due to this uncertainty, the Fund’s fair value determinations may cause the Fund’s net asset value on a given date to understate or overstate materially the value that the Fund may ultimately realize upon the sale of one or more Private Equity Investments. Under limited circumstances (such as to resolve a pricing issue regarding a Private Equity Investment), the Fund may retain a valuation assurance service provider to provide the Fund reasonable assurance on the correctness of the processes and procedures leading to the fair value determinations by the Adviser.

Liquidity and Valuation Risk. Liquidity risk is the risk that securities may be difficult or impossible to sell at the time the Adviser would like or at the price it believes the security is currently worth. Liquidity risk may be increased for certain Fund investments, including those investments in funds with gating provisions or other limitations on investor withdrawals and restricted or illiquid securities. Some funds in which the Fund invests may impose restrictions on when an investor may withdraw its investment or limit the amounts an investor may withdraw. To the extent that the Adviser seeks to reduce or sell out of its investment at a time or in an amount that is prohibited, the Fund may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that it may not have otherwise sold.

The Fund may also invest in securities that, at the time of investment, are illiquid, as determined by using the SEC’s standard applicable to registered investment companies (i.e., securities that cannot be disposed of by the Fund within seven calendar days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Investment of the Fund’s assets in illiquid and restricted securities may also restrict the Fund’s ability to take advantage of market opportunities.

Valuation risk is the risk that one or more of the securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult, in which case the Adviser’s judgment may play a greater role in the valuation process.

16	PRIMARK PRIVATE EQUITY INVESTMENTS FUND

PRIMARK PRIVATE EQUITY INVESTMENTS FUND NOTES TO FINANCIAL STATEMENTS September 30, 2020 (Unaudited) (Continued)

Publicly Traded Private Equity Risk. Publicly traded private equity companies are typically regulated vehicles listed on a public stock exchange that invest in private equity transactions or funds. Such vehicles may take the form of corporations, business development companies, unit trusts, publicly traded partnerships, or other structures, and may focus on mezzanine, infrastructure, buyout or venture capital investments. Publicly traded private equity may also include investments in publicly listed companies in connection with a privately negotiated financing or an attempt to exercise significant influence on the subject of the investment. Publicly traded private equity investments usually have an indefinite duration.

Publicly traded private equity occupies a small portion of the public equity universe, including only a few professional investors who focus on and actively trade such investments. As a result, relatively little market research is performed on publicly traded private equity companies, only limited public data may be available regarding these companies and their underlying investments, and market pricing may significantly deviate from published net asset value. This can result in market inefficiencies and may offer opportunities to specialists that can value the underlying private equity investments.

Publicly traded private equity vehicles are typically liquid and capable of being traded daily, in contrast to direct investments and private equity funds, in which capital is subject to lengthy holding periods. Accordingly, publicly traded private equity transactions are significantly easier to execute than other types of private equity investments, giving investors an opportunity to adjust the investment level of their portfolios more efficiently.

Foreign Investments and Emerging Markets Risk. Investment in foreign issuers or securities principally traded outside the United States may involve special risks due to foreign economic, political, and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation, nationalization or confiscatory taxation of assets, and possible difficulty in obtaining and enforcing judgments against foreign entities. The Fund, a Portfolio Fund and/or a Portfolio Company may be subject to foreign taxation on realized capital gains, dividends or interest payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. Any taxes or other charges paid or incurred by the Fund or a Portfolio Fund in respect of its foreign securities will reduce the Fund’s yield.

In addition, the tax laws of some foreign jurisdictions in which a Portfolio Fund or Portfolio Company may invest are unclear and interpretations of such laws can change over time. As a result, in order to comply with guidance related to the accounting and disclosure of uncertain tax positions under GAAP, a Portfolio Fund may be required to accrue for book purposes certain foreign taxes in respect of its foreign securities or other foreign investments that it may or may not ultimately pay. Such tax accruals will reduce a Portfolio Fund’s net asset value at the time accrued, even though, in some cases, the Portfolio Fund ultimately will not pay the related tax liabilities. Conversely, a Portfolio Fund’s net asset value will be increased by any tax accruals that are ultimately reversed.

Issuers of foreign securities are subject to different, often less comprehensive, accounting, custody, reporting, and disclosure requirements than U.S. issuers. The securities of some foreign governments, companies, and securities markets are less liquid, and at times more volatile, than comparable U.S. securities and securities markets. Foreign brokerage commissions and related fees also are generally higher than in the United States. Portfolio Funds that invest in foreign securities also may be affected by different custody and/or settlement practices or delayed settlements in some foreign markets. The laws of some foreign countries may limit the Fund’s or a Portfolio Fund’s ability to invest in securities of certain issuers located in those countries. Foreign countries may have reporting requirements with respect to the ownership of securities, and those reporting requirements may be subject to interpretation or change without prior notice to investors. No assurance can be given that the Fund or a Portfolio Fund or Portfolio Company will satisfy applicable foreign reporting requirements at all times.

Semi-Annual Report Dated September 30, 2020	17

PRIMARK PRIVATE EQUITY INVESTMENTS FUND NOTES TO FINANCIAL STATEMENTS September 30, 2020 (Unaudited) (Continued)

Investment in Other Investment Companies Risk. As with other investments, investments in other investment companies, including ETFs, are subject to market and manager risk. In addition, if the Fund acquires shares of investment companies, investors bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. As of September 30, 2020, the Fund had 33.1% of the value of its net assets invested in closed-end funds.

7. Contingencies and Commitments

The Fund indemnifies the Fund’s officers and Board of Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Capital Stock

The Fund is an “interval fund,” a type of fund which, in order to provide liquidity to shareholders, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding shares at the applicable net asset value per share (“NAV”), reduced by any applicable repurchase fee. Subject to applicable law and approval of the Board of Trustees of the Fund (the “Board”), for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 5% of the Fund’s outstanding shares at the applicable NAV per share. There is no guarantee that a shareholder will be able to sell all of the shares that the investor desires to sell in the Repurchase Offer. Written notification of each quarterly repurchase offer will be sent to shareholders at least 21 and no more than 42 calendar days before the repurchase request deadline (i.e., the date by which shareholders can tender their shares in response to a repurchase offer). During the period ended September 30, 2020, the Fund did not have any Repurchase Offers.

A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of shares from a shareholder at any time prior to the day immediately preceding the one-year anniversary of the shareholder’s purchase of the shares. Shares tendered for repurchase will be treated as having been repurchased on a “first in-first out” basis. The Fund may waive the early repurchase fee for certain categories of shareholders or transactions, such as repurchases of shares in the event of the shareholder’s death or disability, or in connection with certain distributions from employer sponsored benefit plans.

9. Subsequent Events

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

18	PRIMARK PRIVATE EQUITY INVESTMENTS FUND

PRIMARK PRIVATE EQUITY INVESTMENTS FUND Approval of Investment Management Agreement (Unaudited)

At a meeting held on June 25, 2020, the Board of Trustees, including a majority of the Independent Trustees,unanimously approved the Investment Management Agreement (the “Management Agreement”) between Primark Advisors LLC (the “Adviser”) and Primark Private Equity Investments Fund (the “Fund”). In advance of the meeting, the Board requested, and the Adviser provided, certain information related to the Adviser and the terms of the proposed Management Agreement.

In the course of consideration of the approval of the Management Agreement, the Independent Trustees were advised by independent legal counsel and received materials from such counsel discussing the legal standards applicable to their consideration of the Management Agreement. Prior to voting, the Independent Trustees met with and asked questions of representatives of the Adviser and also met separately with their independent legal counsel.

In considering the approval of the Management Agreement and reaching their conclusions with respect to the Management Agreement, the Board took note of relevant judicial precedent and regulations adopted by the Securities and Exchange Commission that set forth factors to be considered by the Board when deciding to approve an investment advisory agreement. These factors include, but are not limited to, the following: (1) the nature, extent, and quality of the services to be provided to the Fund; (2) the investment performance of the Fund and the Adviser; (3) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (4) the extent to which economies of scale would be realized as the Fund grows; and (5) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors.

The Trustees, including the Independent Trustees, considered a variety of factors, including those described below. The Trustees also considered other factors and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Trustees also had an opportunity to meet in executive session and separately with compliance personnel to discuss the materials presented and any compliance issues raised by the Adviser’s presentation.

Nature, Extent and Quality of Services. The Trustees reviewed materials provided by the Adviser regarding the nature, extent and quality of the services to be provided to the Fund by the Adviser, including an overview of the Adviser and the personnel that would perform services for the Fund. The Trustees reviewed the most recent Form ADV for the Adviser and considered the qualifications, background and responsibilities of the members of the Adviser’s portfolio management team who would oversee the day-to-day investment management and operations of the Fund. The Trustees considered the Adviser’s process for identifying investment opportunities. The Trustees also considered the Adviser’s support resources available for investment research, compliance and operations.

In reaching their conclusions, the Trustees considered that the Adviser is newly formed, but is staffed by experienced personnel who have experience operating other investment advisers and investment companies and in managing and overseeing the effective operation of other service providers. The Trustees also considered the Fund’s primary investment objective and concluded that the operation of such a mandate appears to be within the capabilities of the investment personnel employed by the Adviser.

Performance. The Trustees considered that the Fund is newly formed and as such does not have a record of prior performance to submit at the Meeting. The Trustees also noted that the Adviser does not currently advise any other U.S. registered investment companies or pooled investment vehicles. Consequently, there was currently no performance data available for the Fund or an investment vehicle managed by the Adviser using a similar investment strategy. The Trustees concluded that, despite a lack of comparative data, based on the Fund’s investment strategy and the Adviser’s presentation, the Adviser had the expertise fulfill the Fund’s investment mandate.

Fees and Expenses. The Trustees next considered information regarding the Fund’s projected expense ratio and its various components, including the proposed management fee for the Fund. The Trustees noted that the investment strategy of the Fund was fairly differentiated from strategies that are currently available in the marketplace and there were a limited number of comparable funds. They compared the Fund’s proposed fees, projected expenses and overall expense ratio to expense

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PRIMARK PRIVATE EQUITY INVESTMENTS FUND APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (Continued)

information for the Fund’s peer group, as presented by the Adviser, noting that the management fee and overall expense ratio for the Fund were at the low end of the range for the funds in the peer group. The Trustees noted that the Adviser had agreed to reduce the management fee payable to it (but not below zero), and to pay any operating expenses of the Fund, to the extent necessary to limit the operating expenses of each class of the Fund, excluding certain “excluded expenses”. The Trustees noted that they took the expected expense reduction into account during their deliberations. In light of the foregoing, and in their business judgment, the Trustees found that the proposed management fee rate appeared reasonable for the management of the Fund’s portfolio under the strategy described for the initial term of the Management Agreement.

Profitability. The Trustees considered the Adviser’s anticipated profitability. The Trustees considered that the Fund is not yet operational, and no record of profitability exists. The Trustees also took into account the Adviser’s estimated costs of managing the Fund and information provided by the Adviser regarding its financial condition.

Economies of Scale. The Trustees considered whether the Adviser would realize economies of scale with respect to its management of the Fund. The Trustees noted that economies of scale were not a relevant consideration at this time and the Adviser would revisit whether economies of scale exist in the future once the Fund has achieved sufficient scale. The Trustees also considered the Adviser’s assertion that it expects to achieve economies of scale as the portfolio is built up and that it intends to share economies with investors.

Fall-out Benefits. The Trustees discussed direct or indirect “fall-out benefits,” noting that the Adviser did not anticipate any fallout benefits at this stage.

Conclusion. The Trustees, having requested and received such information from the Adviser as it believed reasonably necessary to evaluate the terms of the proposed Management Agreement, with the Independent Trustees having met in executive session with counsel, determined that approval of the Management Agreement for an initial two-year term is in the best interests of the Fund and its future shareholders.

20	PRIMARK PRIVATE EQUITY INVESTMENTS FUND

PRIMARK PRIVATE EQUITY INVESTMENTS FUND Other Information (Unaudited)

PROXY VOTING

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-877-792,0924, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the period ended June 30, 2021 will be available on or about August 31, 2021 without charge upon request by calling toll-free 1-877-792-0924, or on the SEC’s website at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund will file its complete listing of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to Form N- PORT. These filings will be available upon request by calling 1-877-792-0924. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov.

DIVIDEND REINVESTMENT

Unless a shareholder is ineligible or otherwise elects, all distributions of dividends (including capital gain dividends) with respect to a class of shares will be automatically reinvested by the Fund in additional shares of the corresponding class, which will be issued at the net asset value per share determined as of the ex-dividend date. Election not to reinvest dividends and to instead receive all dividends and capital gain distributions in cash may be made by contacting the Fund’s administrator at P.O. Box 541150, Omaha, NE 68154-9150 or 1-877-792-0924.

This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The Fund’s prospectus contains more complete information about the objectives, policies, expenses and risks of the Fund. The Fund is not a bank deposit, not FDIC insured and may lose value. Please read the prospectus carefully before investing or sending money.

This report may contain certain forward-looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements. Forward looking statements generally include words such as ‘‘believes,’’ ‘‘expects,’’ ‘‘anticipates’’ and other words of similar import. Such risks and uncertainties include, among other things, the Risk Factors noted in the Fund’s filings with the SEC. The Fund undertakes no obligation to update any forward-looking statement.

Semi-Annual Report Dated September 30, 2020	21

PRIVACY NOTICE
FACTS	WHAT DOES PRIMARK PRIVATE EQUITY INVESTMENTS FUND DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
● Social Security number ● Assets ● Retirement Assets ● Transaction History ● Checking Account Information	● Purchase History ● Account Balances ● Account Transactions ● Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons chosen to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Primark Private Equity Investments Fund share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-877-792-0924

22	PRIMARK PRIVATE EQUITY INVESTMENTS FUND

Who we are
Who is providing this notice?	Primark Private Equity Investments Fund
What we do
How does Primark Private Equity Investments Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Primark Private Equity Investments Fund collect my personal information?

We collect your personal information, for example, when you

● Open an account

● Provide account information

● Give us your contact information

● Make deposits or withdrawals from your account

● Make a wire transfer

● Tell us where to send the money

● Tells us who receives the money

● Show your government-issued ID

● Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● Sharing for affiliates’ everyday business purposes – information about your creditworthiness

● Affiliates from using your information to market to you

● Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Primark Private Equity Investments Fund does not share with our affiliates.
Non-affiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies

● Primark Private Equity Investments Fund does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Primark Private Equity Investments Fund does not jointly market.

Semi-Annual Report Dated September 30, 2020	23

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Investment Adviser Primark Advisors LLC 260 N. Josephine Street 6th Floor Denver, Colorado	Legal Counsel Ropes & Gray LLP Three Embarcadero Center San Francisco, California
Distributor Foreside Financial Services, LLC Three Canal Plaza Suite 100 Portland, Maine	Custodian UMB Bank, n.a. 1010 Grand Boulevard Kansas City, Missouri
Administrator Ultimus Fund Solutions, LLC 225 Pictoria Drive Suite 450 Cincinnati, Ohio	Trustees Michael Bell, President Brien Biondi Clifford J. Jack Sean Kearns
Independent Registered Public Accounting Firm Cohen & Company 151 N. Franklin Street Suite 575 Chicago, Illinois	Officers Derek Mullins, Treasurer Jesse D. Hall, Secretary N. Lynn Bowley, Chief Compliance Officer Kara Barid, AML Compliance Officer Marcie McVeigh, Assistant Treasurer

Item 2.	Code of Ethics.

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1].

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to semi-annual reports.

(b)	Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to semi-annual reports.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4) Change in the registrant’s independent public accountants: Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Primark Private Equity Investments Fund

By (Signature and Title)*		/s/ Michael Bell

Michael Bell, President (Principal Executive Officer)

Date	November 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Michael Bell

Michael Bell, President (Principal Executive Officer)

Date	November 30, 2020

By (Signature and Title)*		/s/ Derek Mullins

Derek Mullins, Treasurer (Principal Financial Officer)

Date	November 30, 2020

*	Print the name and title of each signing officer under his or her signature.